Convertible Preferred Stock and Stockholders' Deficit - Summary of Common Stock Reserved for Future Issuance (Detail) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Preferred stock, shares issued	0	0
Class of Warrant or Right, Outstanding
Unvested Shares Held By Sponsors	300,000	0
Authorized for future stock awards or option grants		32,543,695	32,655,041
Total	21,735,657	32,543,695
Convertible Preferred Stock [Member]
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Preferred stock, shares issued	0	28,453,228
Common Stock [Member]
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Stock options issued and outstanding	3,978,805	3,887,038
Earn Out Shares [Member]
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Earn-Out shares	5,000,000	0
Preferred Stock Warrants [Member]
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Warrants Issued And Outstanding	0	70,455
Public Warrants Issued and Outstanding
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Class of Warrant or Right, Outstanding	5,833,333	0
Private Placement Warrants Issued and Outstanding
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Class of Warrant or Right, Outstanding	181,667	0
Redeemable Convertible Preferred Stock [Member]
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Authorized for future stock awards or option grants		28,453,228	28,453,228
Stock Options Issued And Outstanding [Member]
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Authorized for future stock awards or option grants		3,887,038	2,968,390
Preferred Stock Warrants Issued And Outstanding [Member]
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Authorized for future stock awards or option grants		70,455	70,455
Authorized For Future Stock Awards Or Option Grants [Member]
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Authorized for future stock awards or option grants	6,441,852	132,974	1,162,968